Equity - Disclosure of earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share capital, reserves and other equity [Abstract]
Weighted average ordinary shares of Lavoro	113,602	113,602	113,602
Effects of dilution from share-based payments	1,605	0	0
Number of ordinary shares adjusted for the effect of dilution	115,207	113,602	113,602
Profit (loss) for the period attributable to net investment of the parent/equity holders of the parent	R$ (260,710)	R$ 78,170	R$ 38,390
Basic earnings (loss) per share	R$ (2.29)	R$ 0.69	R$ 0.34
Diluted earnings (loss) per share	R$ (2.29)	R$ 0.69	R$ 0.34